SUPPLEMENTAL CASH FLOW DISCLOSURE (Cash flows from financing activities - other items) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Cash flow statement [Abstract]
Payment of lease obligations (note 10(b))	$ (25,660)	$ (15,244)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(23,992)	(19,202)
Proceeds from the issuance of shares	10,067	6,865
Payment of tax on shares repurchased for cancellation under normal course issuer bid program	(14,910)	0
Share repurchases for settlement of non-Treasury RSUs (note 15(e))	(29,493)	(27,693)
Transaction costs on shares issued	(2,447)	0
Deferred financing costs	(18,677)	0
Other (note 24(d))	$ (105,112)	$ (55,274)